Loans, Borrowings and Bank Overdrafts - Summary of Changes in Financing Liabilities Arising from Cash and Non-cash Changes (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	₨ 192,035	₨ 164,647
Cash flow	(18,313)	7,449
Non cash changes, Additions to lease liabilities	15,282	17,270
Non cash changes, Effective interest rate adjustment	119	114
Non cash changes, foreign exchange movements	13,787	2,555
Liabilities arising from financing activities at end of period	202,910	192,035
Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	161,817	141,464
Cash flow	(6,752)	17,923
Non cash changes, Additions to lease liabilities	1,852	0
Non cash changes, Effective interest rate adjustment	119	114
Non cash changes, foreign exchange movements	10,838	2,316
Liabilities arising from financing activities at end of period	167,874	161,817
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	30,218	23,183
Cash flow	(11,561)	(10,474)
Non cash changes, Additions to lease liabilities	13,430	17,270
Non cash changes, Effective interest rate adjustment	0	0
Non cash changes, foreign exchange movements	2,949	239
Liabilities arising from financing activities at end of period	₨ 35,036	₨ 30,218